Operating leases (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of operating leases [abstract]
Future minimum lease payments by the Group under non-cancellable operating leases

The future minimum lease payments by the Barclays Group under non-cancellable operating leases are as follows:

	2018		2017
	Property	Equipment	Property	Equipment
	£m	£m	£m	£m
Not more than one year	302	-	332	2
Over one year but not more than five years	786	-	844	21
Over five years	1,257	-	1,337	-
Total	2,345	-	2,513	23